Receivables (Tables)	12 Months Ended
Dec. 31, 2015
Receivables [Abstract]
Summary of Receivables

Receivables were comprised of the following (in thousands):

	As of December 31, 2014	As of December 31, 2015
Service charges:
Billed	$245,022	$258,034
Unbilled	7,493	9,658
Other	3,117	2,261
Allowance for doubtful accounts	(35,174)	(37,178)

Total	$220,458	$232,775